PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5.  PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2011	June 30, 2011
Leasehold improvement and office equipment	$198,762	$19,195
Field equipment	67,491	-
Less: Accumulated depreciation	(24,651)	(19,195)
Net property and equipment	$241,602	$-

Depreciation expense for the six-month periods ending December 31, 2011 and 2010 was $5,456, and $1,950, respectively.

NOTE 5.  PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2011	June 30, 2010
Office leasehold improvement and equipment	$19,195	$19,195
Less: Accumulated depreciation	(19,195)	(15,249)
Net property and equipment	$-	$3,946

Depreciation expense for the years ended June 30, 2011 and 2010 was $3,946 and $3,899, respectively.